Schedule of Investments (unaudited)	iShares® ESG MSCI EM Leaders ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.1%
Americanas SA	13,400	$27,268
Atacadao SA	9,263	28,507
Banco Bradesco SA	31,395	83,247
Banco Santander Brasil SA	7,807	41,612
CCR SA	24,018	54,661
Cia. de Saneamento Basico do Estado de Sao Paulo	6,857	79,665
Cosan SA	24,157	83,932
Energisa SA	3,828	31,948
Equatorial Energia SA	20,017	106,269
Hapvida Participacoes e Investimentos SA(a)	89,899	90,084
Hypera SA	8,429	72,183
Klabin SA	15,596	59,206
Localiza Rent a Car SA	14,449	167,340
Localiza Rent a Car SA, NVS(b)	45	495
Lojas Renner SA	19,568	87,294
Natura & Co. Holding SA	17,857	40,295
Petro Rio SA(b)	13,652	94,839
Raia Drogasil SA	21,490	95,454
Rede D’Or Sao Luiz SA(a)	7,931	47,470
Rumo SA	25,609	96,033
Telefonica Brasil SA	9,537	69,928
Tim SA	17,433	43,672
TOTVS SA	10,451	62,150
Ultrapar Participacoes SA	14,315	39,171
WEG SA	32,779	246,347
		1,849,070
Chile — 0.4%
Cencosud SA	26,897	39,991
Empresas CMPC SA	23,507	38,936
Empresas COPEC SA	7,693	53,769
Enel Americas SA	416,186	55,149
Falabella SA	15,194	27,129
		214,974
China — 29.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,400	6,114
3SBio Inc.(a)	29,000	30,764
AAC Technologies Holdings Inc.(b)	15,000	35,075
Air China Ltd., Class A(b)	8,000	11,951
Air China Ltd., Class H(b)	36,000	28,976
Alibaba Group Holding Ltd.(b)	281,916	3,068,135
Alibaba Health Information Technology Ltd.(b)	94,000	79,350
Angel Yeast Co. Ltd., Class A	1,700	10,570
Anjoy Foods Group Co. Ltd., Class A	400	9,003
Baidu Inc.(b)	43,250	583,685
Baoshan Iron & Steel Co. Ltd., Class A	23,000	18,484
BBMG Corp., Class A	25,400	9,653
Beijing Capital International Airport Co. Ltd., Class H(b)	38,000	24,653
Beijing Enterprises Water Group Ltd.	92,000	24,569
BOC Aviation Ltd.(a)	4,300	34,049
BYD Co. Ltd., Class A	2,200	83,453
BYD Co. Ltd., Class H	16,000	407,357
By-health Co. Ltd., Class A	2,100	5,968
CECEP Wind Power Corp, Class A	17,810	10,301
Chengtun Mining Group Co. Ltd., Class A	6,100	5,272
Chengxin Lithium Group Co. Ltd., Class A	1,000	6,014
China Baoan Group Co. Ltd., Class A	3,100	5,763
China Communications Services Corp. Ltd., Class H	40,000	13,789
Security	Shares	Value

China (continued)
China Conch Venture Holdings Ltd.	32,500	$74,375
China Construction Bank Corp., Class H	1,885,000	1,140,802
China Eastern Airlines Corp. Ltd., Class A(b)	9,800	7,479
China Everbright Environment Group Ltd.	77,000	35,628
China Feihe Ltd.(a)	73,000	59,700
China Gas Holdings Ltd.	62,600	80,117
China Jushi Co. Ltd., Class A	4,078	8,360
China Lesso Group Holdings Ltd.	22,000	26,971
China Medical System Holdings Ltd.	28,000	41,010
China Mengniu Dairy Co. Ltd.	62,000	278,856
China Merchants Bank Co. Ltd., Class A	23,900	119,407
China Merchants Bank Co. Ltd., Class H	77,000	391,087
China Overseas Land & Investment Ltd.	75,000	204,939
China Resources Cement Holdings Ltd.	58,000	31,483
China Resources Gas Group Ltd.	18,700	66,397
China Resources Land Ltd.	62,000	285,753
China Resources Mixc Lifestyle Services Ltd.(a)	13,600	64,935
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,100	9,245
China Ruyi Holdings Ltd.(b)(c)	80,000	17,859
China Southern Airlines Co. Ltd., Class A(b)	9,200	9,771
China Southern Airlines Co. Ltd., Class H(b)	46,000	27,471
China Three Gorges Renewables Group Co. Ltd., Class A	35,300	29,197
China Vanke Co. Ltd., Class A	11,600	31,016
China Vanke Co. Ltd., Class H	30,800	63,928
CITIC Ltd.	116,000	118,920
CMOC Group Ltd., Class A	18,400	12,257
CMOC Group Ltd., Class H	75,000	35,136
Contemporary Amperex Technology Co. Ltd., Class A	2,900	161,047
COSCO SHIPPING Holdings Co. Ltd., Class A	15,800	28,320
COSCO SHIPPING Holdings Co. Ltd., Class H	61,000	65,834
Country Garden Services Holdings Co. Ltd.	38,000	95,018
CSPC Pharmaceutical Group Ltd.	175,360	225,919
Dali Foods Group Co. Ltd.(a)	31,500	14,901
ENN Energy Holdings Ltd.	15,500	219,651
ENN Natural Gas Co. Ltd., Class A	2,600	6,876
Far East Horizon Ltd.	30,000	22,829
Fosun International Ltd.(c)	49,000	37,459
Ganfeng Lithium Co. Ltd., Class H(a)(c)	6,840	60,527
Ganfeng Lithium Group Co. Ltd., Class A	2,120	24,811
Genscript Biotech Corp.(b)	24,000	62,162
Gotion High-tech Co. Ltd., Class A	2,100	9,669
Greentown Service Group Co. Ltd.	30,000	20,719
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,600	6,693
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	4,875
Hansoh Pharmaceutical Group Co. Ltd.(a)	24,000	45,561
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,300	15,502
Hopson Development Holdings Ltd.	1,553	1,769
Huadong Medicine Co. Ltd., Class A	2,100	12,356
Huatai Securities Co. Ltd., Class A	9,000	16,803
Huatai Securities Co. Ltd., Class H(a)	30,600	35,558
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	33,659
Jafron Biomedical Co. Ltd., Class A	1,100	4,991
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,500	8,565
Jiangsu Expressway Co. Ltd., Class H	22,000	19,829
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	151	7,368
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,600	8,626

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	1,200	$6,331
Kingdee International Software Group Co. Ltd.(b)(c)	50,000	84,376
Kunlun Energy Co. Ltd.	82,000	63,619
Lenovo Group Ltd.	140,000	119,566
Li Auto Inc., ADR(b)	10,952	240,944
Longfor Group Holdings Ltd.(a)	36,500	111,208
Meituan, Class B(a)(b)	86,400	1,862,529
Microport Scientific Corp.(b)(c)	13,000	31,240
Ming Yang Smart Energy Group Ltd., Class A	2,400	9,182
NetEase Inc.	38,700	559,549
Orient Securities Co. Ltd., Class A	8,900	11,353
Ovctek China Inc., Class A	760	3,448
Pharmaron Beijing Co. Ltd., Class A	1,100	10,010
Pharmaron Beijing Co. Ltd., Class H(a)	4,200	24,300
Ping An Healthcare and Technology Co. Ltd.(a)(b)	9,900	25,166
Pop Mart International Group Ltd.(a)(c)	10,400	23,647
Postal Savings Bank of China Co. Ltd., Class A	31,700	20,190
Postal Savings Bank of China Co. Ltd., Class H(a)(c)	155,000	93,740
Pylon Technologies Co. Ltd., NVS	200	9,310
SF Holding Co. Ltd., Class A	6,300	47,925
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	7,302
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	49,200	72,117
Shanghai Construction Group Co. Ltd., Class A	13,200	5,226
Shanghai Electric Group Co. Ltd., Class A(b)	17,000	10,261
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,500	13,305
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	9,000	30,080
Shanghai M&G Stationery Inc., Class A	1,100	7,483
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	3,700	10,195
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	15,300	25,513
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,800	14,330
Shenzhen Inovance Technology Co. Ltd., Class A	3,150	31,752
Shenzhen International Holdings Ltd.	26,500	24,550
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,500	69,803
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,400	5,432
Sino Biopharmaceutical Ltd.	205,000	121,357
Sinopharm Group Co. Ltd., Class H	26,800	63,581
Skshu Paint Co. Ltd., Class A(b)	600	10,320
Sungrow Power Supply Co. Ltd., Class A	1,900	31,595
Tencent Holdings Ltd.	78,300	2,961,016
Tongcheng Travel Holdings Ltd.(b)	26,800	58,352
Topchoice Medical Corp., Class A(b)	400	7,224
Uni-President China Holdings Ltd.	28,000	24,577
Unisplendour Corp. Ltd., Class A	4,100	11,099
Vinda International Holdings Ltd.	7,000	18,223
Vipshop Holdings Ltd., ADR(b)(c)	8,184	91,252
Want Want China Holdings Ltd.	95,000	64,486
Weichai Power Co. Ltd., Class A	9,700	14,771
Weichai Power Co. Ltd., Class H	40,000	52,849
WuXi AppTec Co. Ltd., Class A	2,592	29,146
WuXi AppTec Co. Ltd., Class H(a)	7,460	75,222
Wuxi Biologics Cayman Inc., New(a)(b)	71,000	465,315
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3,500	5,774
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	17,000	18,425
Xinyi Solar Holdings Ltd.	94,000	110,298
XPeng Inc., ADR(b)	7,750	83,777
Yadea Group Holdings Ltd.(a)	26,000	49,327
Yihai International Holding Ltd.	11,000	34,610
Yum China Holdings Inc.	8,219	453,031
Yunnan Baiyao Group Co. Ltd., Class A	2,240	18,073
Security	Shares	Value

China (continued)
Yunnan Energy New Material Co. Ltd., Class A	1,200	$21,449
Zhejiang Chint Electrics Co. Ltd., Class A	2,600	10,693
Zhejiang Expressway Co. Ltd., Class H	28,000	20,909
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,610	14,441
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	900	5,069
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,800	5,571
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	12,900	10,754
ZTO Express Cayman Inc., ADR	8,251	206,853
		17,917,365
Colombia — 0.1%
Bancolombia SA	4,944	40,961
Interconexion Electrica SA ESP	8,823	35,636
		76,597
Czech Republic — 0.1%
Komercni Banka AS	1,437	42,668
Moneta Money Bank AS(a)	7,349	22,605
		65,273
Egypt — 0.1%
Commercial International Bank Egypt SAE	49,238	80,699

Greece — 0.2%
Alpha Services and Holdings SA(b)	45,484	48,947
Eurobank Ergasias Services and Holdings SA, Class A(b)	52,838	60,937
Mytilineos SA	1,992	37,587
		147,471
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	7,911	57,271
OTP Bank Nyrt	4,334	119,496
		176,767
India — 16.1%
Adani Green Energy Ltd.(b)	6,212	162,897
Adani Total Gas Ltd.	5,392	242,726
Asian Paints Ltd.	7,563	295,209
Axis Bank Ltd.	44,546	495,183
Berger Paints India Ltd.	5,098	39,051
Britannia Industries Ltd.	2,130	114,338
Colgate-Palmolive India Ltd.	2,399	48,115
Dabur India Ltd.	12,061	87,483
Eicher Motors Ltd.	2,757	118,246
GAIL India Ltd.	46,441	54,442
Grasim Industries Ltd.	5,122	110,878
Havells India Ltd.	4,886	75,522
HCL Technologies Ltd.	21,295	295,587
Hero MotoCorp Ltd.	2,263	79,603
Hindalco Industries Ltd.	26,790	150,294
Hindustan Unilever Ltd.	16,174	534,341
Housing Development Finance Corp. Ltd.	33,815	1,124,010
ICICI Prudential Life Insurance Co. Ltd.(a)	6,924	40,615
Indraprastha Gas Ltd.	5,991	32,602
Info Edge India Ltd.	1,413	70,042
Infosys Ltd.	66,006	1,341,632
Kotak Mahindra Bank Ltd.	10,836	259,863
Lupin Ltd.	3,947	37,223
Mahindra & Mahindra Ltd.	16,923	272,238
Marico Ltd.	10,250	63,982
Nestle India Ltd.	667	165,624
PI Industries Ltd.	1,460	63,014
Reliance Industries Ltd.	59,763	2,010,278

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Shree Cement Ltd.	218	$64,199
Shriram Transport Finance Co. Ltd.	4,684	77,965
Siemens Ltd.	1,423	48,671
State Bank of India	34,747	258,266
Tata Consultancy Services Ltd.	17,950	753,819
UPL Ltd.	9,868	96,144
Zomato Ltd.(b)	57,951	47,199
		9,731,301
Indonesia — 2.0%
Aneka Tambang Tbk	160,600	20,453
Bank Central Asia Tbk PT	1,082,900	643,328
Bank Negara Indonesia Persero Tbk PT	148,900	94,327
Barito Pacific Tbk PT	500,400	25,212
Indah Kiat Pulp & Paper Tbk PT	51,600	32,984
Kalbe Farma Tbk PT	416,300	54,951
Merdeka Copper Gold Tbk PT(b)	247,057	65,764
Telkom Indonesia Persero Tbk PT	968,000	249,719
Unilever Indonesia Tbk PT	151,400	46,275
		1,233,013
Kuwait — 0.7%
Kuwait Finance House KSCP	144,903	410,806

Malaysia — 2.3%
AMMB Holdings Bhd	37,500	35,300
Axiata Group Bhd	55,600	40,847
CIMB Group Holdings Bhd	132,400	173,178
DiGi.Com Bhd	63,500	57,331
HAP Seng Consolidated Bhd	12,300	18,391
Hartalega Holdings Bhd	33,300	13,026
IHH Healthcare Bhd	36,400	47,616
Kuala Lumpur Kepong Bhd	8,700	40,952
Malayan Banking Bhd	94,200	183,096
Malaysia Airports Holdings Bhd(b)	13,963	20,250
Maxis Bhd(c)	45,200	39,173
MISC Bhd	27,000	43,853
Nestle Malaysia Bhd	1,300	40,600
Petronas Dagangan Bhd	6,000	32,081
Petronas Gas Bhd	14,800	55,906
PPB Group Bhd	13,100	50,777
Press Metal Aluminium Holdings Bhd	70,700	77,681
Public Bank Bhd	284,900	288,937
QL Resources Bhd	21,800	27,302
RHB Bank Bhd	28,500	36,102
Sime Darby Bhd	55,000	26,681
Telekom Malaysia Bhd	22,700	28,693
Top Glove Corp. Bhd	102,900	20,256
		1,398,029
Mexico — 2.3%
Arca Continental SAB de CV	8,500	70,938
Cemex SAB de CV, NVS(b)	293,469	134,612
Coca-Cola Femsa SAB de CV	10,100	68,874
Fomento Economico Mexicano SAB de CV	38,500	306,779
Gruma SAB de CV, Class B	3,920	48,930
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,945	97,598
Grupo Bimbo SAB de CV, Series A	26,200	111,269
Grupo Financiero Banorte SAB de CV, Class O	50,800	406,263
Grupo Televisa SAB, CPO	44,500	48,873
Industrias Penoles SAB de CV	3,030	40,734
Security	Shares	Value

Mexico (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	31,900	$54,230
		1,389,100
Netherlands — 0.1%
NEPI Rockcastle NV	9,000	53,233

Peru — 0.3%
Credicorp Ltd.	1,396	214,356

Philippines — 0.7%
Ayala Corp.	4,980	61,836
Globe Telecom Inc.	602	24,571
GT Capital Holdings Inc.	50	390
JG Summit Holdings Inc.	53,238	46,724
Monde Nissin Corp.(a)	131,000	29,337
SM Investments Corp.	4,700	78,490
SM Prime Holdings Inc.	230,600	149,486
Universal Robina Corp.	18,150	42,760
		433,594
Poland — 1.0%
Bank Polska Kasa Opieki SA	3,655	69,914
CD Projekt SA	1,303	38,826
KGHM Polska Miedz SA	2,759	73,035
Polski Koncern Naftowy ORLEN SA	12,503	184,034
Powszechna Kasa Oszczednosci Bank Polski SA	16,980	109,575
Powszechny Zaklad Ubezpieczen SA	11,715	83,864
Santander Bank Polska SA	669	41,689
		600,937
Qatar — 1.1%
Commercial Bank PSQC (The)	64,427	104,604
Qatar Fuel QSC	9,092	44,903
Qatar Gas Transport Co. Ltd.	48,581	52,679
Qatar National Bank QPSC	91,049	487,644
		689,830
Russia — 0.0%
Gazprom PJSC(d)	244,340	40
LUKOIL PJSC(d)	8,544	2
Mobile TeleSystems PJSC(d)	18,946	3
Moscow Exchange MICEX-RTS PJSC(b)(d)	30,360	5
Novatek PJSC(d)	18,630	3
Novolipetsk Steel PJSC(d)	31,136	5
PhosAgro PJSC(d)	910	—
PhosAgro PJSC, New(d)	18	—
Polymetal International PLC(b)(d)	7,120	1
Polyus PJSC(b)(d)	698	—
		59
Saudi Arabia — 2.0%
ACWA Power Co.	1,566	58,890
Bank AlBilad(b)	9,837	136,312
Dr Sulaiman Al Habib Medical Services Group Co.	1,718	106,464
Saudi Arabian Oil Co.(a)	48,063	429,954
Saudi Basic Industries Corp.	17,783	396,026
Saudi Electricity Co.	16,412	108,827
		1,236,473
South Africa — 6.7%
Absa Group Ltd.	16,452	197,280
Anglo American Platinum Ltd.	1,045	105,623
Aspen Pharmacare Holdings Ltd.	7,393	61,350
Bid Corp. Ltd.	6,639	128,196
Bidvest Group Ltd. (The)	5,885	79,101

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Capitec Bank Holdings Ltd.	1,700	$201,833
Clicks Group Ltd.	4,854	82,870
Discovery Ltd.(b)	9,820	72,264
FirstRand Ltd.	99,322	386,012
Gold Fields Ltd.	17,309	192,198
Growthpoint Properties Ltd.	66,390	54,566
Impala Platinum Holdings Ltd.	16,709	203,074
Kumba Iron Ore Ltd.	1,328	37,518
Mr. Price Group Ltd.	5,140	50,237
MTN Group Ltd.	33,333	273,152
MultiChoice Group	8,107	55,793
Naspers Ltd., Class N	4,284	656,583
Nedbank Group Ltd.	9,159	121,098
Northam Platinum Holdings Ltd.(b)	6,451	73,266
Old Mutual Ltd.	92,113	59,171
Remgro Ltd.	10,374	85,537
Sanlam Ltd.	35,104	115,266
Sasol Ltd.	11,153	193,906
Shoprite Holdings Ltd.	9,891	145,591
SPAR Group Ltd. (The)	3,805	29,329
Standard Bank Group Ltd.	26,313	276,918
Vodacom Group Ltd.	12,704	92,466
		4,030,198
South Korea — 8.0%
Amorepacific Corp.	573	57,685
AMOREPACIFIC Group	238	5,785
BGF retail Co. Ltd.	157	24,639
Celltrion Healthcare Co. Ltd.	1,672	83,925
CJ CheilJedang Corp.	167	50,371
CJ Corp.	323	18,982
CJ Logistics Corp.(b)	32	2,171
Coway Co. Ltd.	1,087	47,857
Doosan Bobcat Inc.	990	27,098
GS Engineering & Construction Corp.	36	651
Hana Financial Group Inc.	5,733	196,080
Hanwha Solutions Corp.(b)	2,245	88,862
HMM Co. Ltd.	5,381	92,737
Hyundai Engineering & Construction Co. Ltd.	1,536	48,552
Hyundai Glovis Co. Ltd.	391	53,043
Hyundai Mipo Dockyard Co. Ltd.(b)	460	30,170
Kakao Corp.	6,111	268,129
KB Financial Group Inc.	7,696	305,591
Korea Zinc Co. Ltd.	175	84,604
Korean Air Lines Co. Ltd.(b)	3,516	68,980
LG Chem Ltd.	967	551,994
LG Corp.	1,855	119,630
LG Display Co. Ltd.	4,836	53,970
LG Electronics Inc.	2,052	154,843
LG H&H Co. Ltd.	186	93,863
Lotte Chemical Corp.	336	47,434
NAVER Corp.	2,577	374,602
NCSoft Corp.	329	119,182
Netmarble Corp.(a)	429	16,133
POSCO Chemical Co. Ltd.	539	91,041
S-1 Corp.	305	14,918
Samsung Engineering Co. Ltd.(b)	3,133	59,233
Samsung Life Insurance Co. Ltd.	1,599	89,765
Samsung SDI Co. Ltd.	1,078	608,561
Samsung SDS Co. Ltd.	694	67,812
Samsung Securities Co. Ltd.	1,251	33,855
Security	Shares	Value

South Korea (continued)
Shinhan Financial Group Co. Ltd.	9,055	$262,505
SK Biopharmaceuticals Co. Ltd.(b)	615	34,761
SK Chemicals Co. Ltd.	5	341
SK IE Technology Co. Ltd.(a)(b)	492	25,185
SK Inc.	728	122,875
SK Innovation Co. Ltd.(b)	1,081	149,568
SKC Co. Ltd.	421	36,516
Woori Financial Group Inc.	10,797	107,861
Yuhan Corp.	1,039	46,443
		4,838,803
Taiwan — 14.5%
Acer Inc.	58,000	46,548
Airtac International Group	3,000	93,053
AUO Corp.	127,600	67,315
Cathay Financial Holding Co. Ltd.	155,000	220,574
Chailease Holding Co. Ltd.	27,877	183,999
China Airlines Ltd.	55,000	32,820
China Steel Corp.	229,000	217,386
Chunghwa Telecom Co. Ltd.	75,000	276,068
CTBC Financial Holding Co. Ltd.	344,000	258,412
Delta Electronics Inc.	38,000	375,771
E.Sun Financial Holding Co. Ltd.	251,525	203,209
Eva Airways Corp.	49,000	45,199
Evergreen Marine Corp. Taiwan Ltd.	19,800	106,301
Far Eastern New Century Corp.	64,000	67,739
Far EasTone Telecommunications Co. Ltd.	32,000	70,658
First Financial Holding Co. Ltd.	209,550	178,867
Fubon Financial Holding Co. Ltd.	145,990	289,968
Hotai Motor Co. Ltd.	6,000	127,306
Hua Nan Financial Holdings Co. Ltd.	169,650	125,629
MediaTek Inc.	30,000	724,914
Mega Financial Holding Co. Ltd.	220,500	229,642
momo.com Inc	1,200	23,674
Nan Ya Plastics Corp.	93,000	232,609
President Chain Store Corp.	11,000	97,247
Shanghai Commercial & Savings Bank Ltd. (The)	70,000	115,670
SinoPac Financial Holdings Co. Ltd.	205,120	121,608
Taishin Financial Holding Co. Ltd.	211,800	104,762
Taiwan Cement Corp.	119,792	132,052
Taiwan Cooperative Financial Holding Co. Ltd.	193,880	168,352
Taiwan High Speed Rail Corp.	39,000	36,675
Taiwan Mobile Co. Ltd.	33,000	102,216
Taiwan Semiconductor Manufacturing Co. Ltd.	184,000	2,955,012
Uni-President Enterprises Corp.	96,000	206,046
United Microelectronics Corp.	232,000	349,470
Voltronic Power Technology Corp.	1,000	56,754
Wan Hai Lines Ltd.	13,260	33,201
Yang Ming Marine Transport Corp.	33,000	71,795
		8,748,521
Thailand — 3.1%
Advanced Info Service PCL, NVDR	23,800	127,921
Airports of Thailand PCL, NVDR(b)	84,400	180,251
Asset World Corp. PCL, NVDR	164,600	29,646
B Grimm Power PCL, NVDR	16,300	17,476
Bangkok Dusit Medical Services PCL, NVDR	204,200	175,912
Berli Jucker PCL, NVDR	24,000	23,458
BTS Group Holdings PCL, NVDR	159,600	38,182
Bumrungrad Hospital PCL, NVDR	10,800	69,859
Central Pattana PCL, NVDR	40,100	82,956

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Charoen Pokphand Foods PCL, NVDR	75,800	$51,429
CP ALL PCL, NVDR	115,100	213,101
Energy Absolute PCL, NVDR	34,000	93,632
Home Product Center PCL, NVDR	122,800	51,520
Indorama Ventures PCL, NVDR	34,000	41,221
Intouch Holdings PCL, NVDR	22,500	47,312
Krungthai Card PCL, NVDR	17,300	29,009
Minor International PCL, NVDR(b)	62,700	55,196
Osotspa PCL, NVDR	24,200	19,481
PTT Exploration & Production PCL, NVDR	27,400	146,097
PTT Global Chemical PCL, NVDR	41,700	57,125
PTT Oil & Retail Business PCL, NVDR	60,900	42,247
SCB X PCL, NVS	16,300	48,940
SCG Packaging PCL, NVDR	25,100	39,557
Siam Cement PCL (The), NVDR	15,100	144,385
Thai Union Group PCL, NVDR	53,900	26,186
True Corp. PCL, NVDR	211,300	27,295
		1,879,394
Turkey — 0.5%
KOC Holding AS	14,801	56,363
Turk Hava Yollari AO(b)	10,573	68,388
Turkiye Is Bankasi AS, Class C	70,865	39,881
Turkiye Petrol Rafinerileri AS(b)	2,328	60,151
Turkiye Sise ve Cam Fabrikalari AS	27,573	58,155
		282,938
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	55,786	148,853
Abu Dhabi Islamic Bank PJSC	29,062	76,144
Aldar Properties PJSC	80,846	104,936
Emirates NBD Bank PJSC	36,901	133,265
Emirates Telecommunications Group Co. PJSC	70,000	492,213
First Abu Dhabi Bank PJSC	88,943	426,549
		1,381,960

Total Common Stocks — 97.6% (Cost: $57,147,733)		59,080,761

Preferred Stocks

Brazil — 1.6%
Banco Bradesco SA, Preference Shares, NVS	106,083	318,493
Cia. Energetica de Minas Gerais, Preference Shares, NVS	27,248	60,279
Gerdau SA, Preference Shares, NVS	22,382	136,164
Security	Shares	Value

Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, NVS	94,859	$475,268
		990,204
Chile — 0.5%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	2,814	280,626

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	8,962	59,382

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	153	39,406
LG H&H Co. Ltd., Preference Shares, NVS	12	2,566
		41,972

Total Preferred Stocks — 2.3% (Cost: $1,196,168)		1,372,184

Total Long-Term Investments — 99.9%
(Cost: $58,343,901)		60,452,945

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	344,651	344,685

Total Short-Term Securities — 0.6% (Cost: $344,747)		344,685

Total Investments — 100.5% (Cost: $58,688,648)		60,797,630
Liabilities in Excess of Other Assets — (0.5)%		(282,209)

Net Assets — 100.0%		$60,515,421

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$116,900	$227,942	(a)	$—	$(84)	$(73)	$344,685	344,651	$924	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	149		—
					$(84)	$(73)	$344,685		$1,073		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	12/16/22	$98	$8,183

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,701,773	$53,378,929	$59	$59,080,761
Preferred Stocks	1,049,586	322,598	—	1,372,184
Money Market Funds	344,685	—	—	344,685
	$7,096,044	$53,701,527	$59	$60,797,630
Derivative financial instruments(a)
Assets
Futures Contracts	$8,183	$—	$—	$8,183

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company